SEGMENTED INFORMATION (Schedule of operation segments information) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net Sales	$ 18,031	$ 19,319	$ 76,071	$ 33,401
Gross Profit	3,854	5,346	17,738	13,251
Net Loss from Continuing Operations	(3,374)	(3,186)	(46,669)	(46,703)
Assets	24,274		23,626	80,987
Commercial & Wholesale [Member]
Segment Reporting Information [Line Items]
Net Sales	11,342	7,958	38,262	87
Gross Profit			2,218	(39)
Net Loss from Continuing Operations	(236)	140	(8,763)	(109)
Assets	10,473		9,096	22,225
House of Brands [Member]
Segment Reporting Information [Line Items]
Net Sales	8,020	13,765	44,602	39,419
Gross Profit			15,520	13,290
Net Loss from Continuing Operations	(967)	(354)	(31,399)	(29,594)
Assets	11,377		11,608	48,950
Pharmaceuticals [Member]
Segment Reporting Information [Line Items]
Net Sales			0	0
Gross Profit			0	0
Net Loss from Continuing Operations			(81)	0
Assets			0	3,313
Corp & Eliminations [Member]
Segment Reporting Information [Line Items]
Net Sales	(1,331)	(2,404)	(6,793)	(6,105)
Gross Profit			0	0
Net Loss from Continuing Operations	(2,171)	$ (2,972)	(6,426)	(17,000)
Assets	$ 2,424		$ 2,922	$ 6,499